Share-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-based Compensation
Share-based Compensation
8.	Share-based Compensation

In 2023, the Company adopted the 2023 Stock Plan, followed by the adoption of the 2024 Stock Plan in 2024. In connection with the Company’s IPO, the Company adopted the 2026 Equity Plan (the “2026 Plan”), which superseded the 2023 Stock Plan and the 2024 Stock Plan with respect to future equity award grants. Under the Company’s equity compensation plans, employees, officers, directors, consultants, and advisors are eligible to receive stock options, restricted stock awards (“RSAs”), and other share-based awards. No further grants will be made under the 2023 Stock Plan or the 2024 Stock Plan following adoption of the 2026 Plan, although awards previously granted under those plans remain outstanding in accordance with their terms. The 2026 Plan initially authorized the issuance of 5,400,000 shares of common stock. In addition, up to 2,044,355 shares underlying awards previously granted under the 2024 Stock Plan may become available for issuance under the 2026 Plan to the extent such awards are forfeited, cancelled, expire unexercised or otherwise terminate without the issuance of shares. As of March 31, 2026, 4,871,168 shares remained available for future issuance under the 2026 Plan.

Stock Options

The Company has issued incentive stock options and non-statutory stock options that have a contractual life of 10 years and may be exercisable in cash or as otherwise determined by the board of directors. Vesting generally occurs over a period of four years.

The following table summarizes stock option activity for the Plan:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term (years)
Outstanding at December 31, 2025	9,072,974	$0.91	—
Granted	1,110,416	4.54	—
Exercised	(211,647)	—	—
Forfeited	(164,613)	—	—
Outstanding at March 31, 2026	9,807,130	$1.36	8.33
Vested and Exercisable at March 31, 2026	4,270,235	$0.17	7.64

The weighted average grant date fair value of options granted during the three months ended March 31, 2026, was $2.09. The weighted average grant date fair value of options granted during the three months ended March 31, 2025 was $0.81. As of March 31, 2026, total unrecognized compensation expense related to unvested stock option awards was approximately $3.1 million, which is expected to be recognized over a weighted-average remaining vesting period of approximately 3.5 years.

The fair value of each option granted during the three months ended March 31, 2026, was estimated on the date of grant using the weighted average assumptions in the table below:

BSM
Assumptions
for Grants in
2026
Expected volatility	51.5%
Risk-free interest rate	3.9%
Expected term (in years)	6.0
Expected dividend yield	0.0%

During the three months ended March 31, 2026 and 2025, the Company recognized share-based compensation expenses totaling $0.3 million and $0.0 million, respectively under selling, general and administrative expense and $0.0 million and $0.0 million, respectively, under research and development expense in the consolidated statement of operations and comprehensive loss.

Performance-based stock options

The table above includes 709,890 option awards granted to the Company’s non-executive chairman of the Board of Directors in December 2025, for which vesting is contingent upon the achievement of certain operational, financing, and market-based milestones, and 70,549 option awards granted to a member of executive management, for which vesting is contingent upon the achievement of operational performance milestones. Compensation expense associated with these awards is recognized only when management determines it is probable that the applicable performance conditions will be achieved. During the three months ended March 31, 2026, no expense was recognized because the performance conditions were not considered probable of achievement.

Restricted Stock

In May 2023, the Company issued 1,410,975 shares of restricted stock to a founder of the Company which were determined to have a de minimis value at the date of issuance. The shares vest over a 4-year period from the issuance date:

	Weighted Average Grant
	Date Fair Value
Unvested at December 31, 2025	499,720	$0.00
Vested	(88,186)	—
Unvested at March 31, 2026	411,534	$0.00

10.	Share-based Compensation

In 2023, the Company implemented the 2023 Stock Plan, followed by the adoption of the 2024 Stock Plan in 2024 and subsequent amendment of the 2024 Stock Plan in 2025. Under these plans, the Company’s employees, officers, directors, consultants, and advisors are eligible to receive stock options, restricted stock awards (“RSAs”), and other share-based awards. The 2023 Stock Plan allows for the issuance of up to 5,643,900 shares, while the 2024 Stock Plan permits up to 3,469,786 shares to be granted. As of December 31, 2025, a total of 40,712 shares remained available for issuance under the 2024 Stock Plan.

Stock Options

The Company has issued incentive stock options and non-statutory stock options that have a contractual life of 10 years and may be exercisable in cash or as otherwise determined by the board of directors. Vesting generally occurs over a period of four years.

The following table summarizes stock option activity for the Plan:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term
	Shares	Price	(years)
Outstanding at January 1, 2024	5,643,900	$0.00
Granted	752,520	$0.00
Outstanding at December 31, 2024	6,396,420	$0.00
Granted	2,686,075	$3.09
Forfeited	(9,521)	$0.67
Outstanding at December 31, 2025	9,072,974	$0.91	9.05
Vested and Exercisable at December 31, 2025	3,831,951	$0.16	7.87

The weighted average grant date fair value of options granted during the year ended December 31, 2025, was $0.58. The weighted average grant date fair value of options granted during the year ended December 31, 2024, was approximated to be nominal par value. As of December 31, 2025, the total unrecognized compensation expense related to unvested stock option awards was $0.9 million.

The fair value of each option granted during the year ended December 31, 2025, was estimated on the date of grant using the weighted average assumptions in the table below:

Expected volatility	50.3%
Risk-free interest rate	3.7%
Expected term (in years)	5.9
Expected dividend yield	0.0%

During the year ended December 31, 2025, the Company recognized share-based compensation expenses totaling $0.1 million under selling, general and administrative expense and $0.1 million under research and development expense in the consolidated statement of operations and comprehensive loss.

Performance-based stock options

The table above includes 709,890 option awards granted to a non-employee in December 2025 where vesting is contingent upon meeting certain performance milestones. Compensation expense for performance-based stock options is only recognized when management determines it is probable that the awards will vest. During the year ended December 31, 2025, no expense was recognized because the performance conditions were not considered probable of achievement.

Restricted Stock

In May 2023, the Company issued 1,410,975 shares of restricted stock to a founder of the Company which were determined to have a de minimis value at the date of issuance. The shares vest over a 4-year period from the issuance date:

Weighted Average Grant Date Fair Value

Unvested at January 1, 2024	1,410,975	$0.00
Vested	(558,511)	$0.00
Unvested at December 31, 2024	852,464	$0.00
Vested	(352,744)	$0.00
Unvested at December 31, 2025	499,720	$0.00